Revenue from contracts with customers (Details 2) - CHF (SFr) SFr in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2018	Dec. 31, 2017
Contract balances [Line Items]
Accounts Receivable, Net	SFr 838	SFr 758	SFr 838
Contract with Customer, Liability	63	67	63
Contract with Customer, Liability, Revenue Recognized	13	13
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	0	0	0
Capitalized costs to obtain contracts	0	0	0
Capitalized costs to fulfill contracts	0	0	0
Net impairment on contract receivables	3	0	3
Impairment losses on contract receivables	0	0	0
Bank
Contract balances [Line Items]
Accounts Receivable, Net	824	745	824
Contract with Customer, Liability	63	67	63	SFr 15
Contract with Customer, Liability, Revenue Recognized	13	13
Contact with customer, Revenue recognized in the reporting period from performance obligations satisfied in previous periods	0	0	0
Capitalized costs to obtain contracts	0	0	0
Capitalized costs to fulfill contracts	0	0	0
Net impairment on contract receivables	3	0	3
Impairment losses on contract receivables	SFr 0	0	SFr 0
Transition adjustment pre-tax		56
Transition adjustment net of tax		SFr 45